REVENUE - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenues, net	$ 2,042,672	$ 1,960,695	$ 6,173,013	$ 5,981,835
Retail
Disaggregation of Revenue [Line Items]
Total revenues, net	1,168,778	1,163,576	3,625,945	3,524,096
Wholesale
Disaggregation of Revenue [Line Items]
Total revenues, net	656,524	592,649	1,911,919	1,881,301
Food service
Disaggregation of Revenue [Line Items]
Total revenues, net	138,496	124,806	378,700	340,972
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenues, net	43,193	49,774	136,849	144,946
Other
Disaggregation of Revenue [Line Items]
Total revenues, net	10,466	3,298	40,377	8,463
Revenue from sales to equity method investees
Disaggregation of Revenue [Line Items]
Total revenues, net	25,215	26,592	79,223	82,057
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenues, net	1,308,319	1,249,080	3,824,430	3,738,135
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenues, net	638,040	607,832	2,055,621	1,962,480
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenues, net	36,546	30,532	101,785	90,690
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenues, net	43,193	49,774	136,849	144,946
Other
Disaggregation of Revenue [Line Items]
Total revenues, net	$ 16,574	$ 23,476	$ 54,328	$ 45,583